November 6, 1995



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Small Company Fund (the "Fund")
              File Nos. 33-61869 and 811-7339
              CIK No. 0000949275

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the form of Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Pre-Effective Amendment, dated November 1, 1995. and that the text of the Pre-Effective Amendment has been filed electronically, Accession No. 0000949275-95-000013.

     If you have any questions concerning the foregoing or the attachments, please call the undersigned or Elizabeth Watson collect at (617) 742-7825.

                                                 Very truly yours,



                                                 /s/Eunice R. Simmons
                                                 Eunice R. Simmons
                                                 EDGAR Compliance Associate


cc:           Ms. Elizabeth Watson
              Mses. Rajotte/Alves
              Joseph P. Barri, Esq.
              Mr. Lloyd Lipsett
              Mr. Mark Goshko